As filed with the Securities and Exchange Commission on May 20, 2019

Securities Act File No. 333-208542

Investment Company Act File No. 811-23121

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 12	☑

(Check appropriate box or boxes.)

CLAYTON STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Byron D. Hittle

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia 20036

It is proposed that this filing will become effective: (check appropriate box)

☑    immediately upon filing pursuant to paragraph (b)

☐    on                      pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on                      pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 20th day of May, 2019.

CLAYTON STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following person(s) in the capacities and on the dates indicated.

Signature	Title	Date

/s /Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	May 20, 2019

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	May 20, 2019

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Signature	Title	Date

Clifford J. Weber* Clifford J. Weber	Chairman and Trustee	May 20, 2019

Maureen T. Upton* Maureen T. Upton	Trustee	May 20, 2019

Jeffrey B. Weeden* Jeffrey B. Weeden	Trustee	May 20, 2019

Michael Drew Elder* Michael Drew Elder	Trustee	May 20, 2019

/s/ Jesper Nergaard
*By:	Jesper Nergaard
Attorney-in-Fact
Powers of Attorney, dated February 28, 2019, are incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 7, filed on Form N-1A with the SEC on February 28, 2019.

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INDEX OF EXHIBITS

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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